UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/99

Check here if Amendment [  ]; Amendment Number:  ____
This Amendment (Check only one.):  [  ] is a restatement.
	[  ] adds new holdings
		entries.
Institutional Investment Manager Filing this Report:

Name:	Princeton Capital Management, Inc.
Address:	47 Hulfish Street, Suite 500
	Princeton, New Jersey  08540

Form 13F File Number:  28-7092

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Ann W. Elmes
Title:	Director
Phone:	(609) 924-6867

Signature, Place, and Date of Signing:

Ann W. Elmes              Princeton, New Jersey      8/11/99
[Signature]                   [City, State]           [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-____________	________________________________
	[Repeat as necessary.]


Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Manager:	-0-

Form 13F Information Table Entry Total:		127

Form 13F Information Table Value Total:	$	155,121
	(thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	____	28-____________	___________________

	[Repeat as necessary.]


                NONE


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

PRINCETON CAPITAL MANAGEMENT
FORM 13F
December 31, 1999

                                                                                                       Voting Authority
                                                           Value    Shares/  Sh/ Put/  Invstmt  Other
Name of Issuer                        Title CUSIP          (x$1000) Prn Amt  Prn Call  Dscretn  Mgrs   Sole     Shared   None
------------------------------        ---------------      -------- -------- --- ----  -------  --------------- -------- --------

AFLAC Inc                             COM   001055102            645    13675SH        Sole                                  13675
ATT                                   COM   001957109           3429    67486SH        Sole                 6094    10500    50892
Abbott Laboratories                   COM   002824100           2225    61267SH        Sole                  400    14900    45967
Adobe Systems                         COM   00724F101           2260    33600SH        Sole                 1000     4300    28300
American Intl Group                   COM   026874107            431     3990SH        Sole                                   3990
Anadarko Petroleum                    COM   032511107            524    15350SH        Sole                                  15350
Andrew Corp                           COM   034425108            468    24700SH        Sole                                  24700
Aspect Communications                 COM   04523Q102           2418    61800SH        Sole                  500             61300
Atlantic Richfield                    COM   048825103            259     3000SH        Sole                 1600      200     1200
BP Amoco                              COM   055622104           3014    50813SH        Sole                15085    12320    23408
Banc One                              COM   06423A103            421    13148SH        Sole                 5864     1000     6284
Bell Atlantic                         COM   077853109            747    12140SH        Sole                          3400     8740
BellSouth                             COM   079860102           1060    22644SH        Sole                 2800     7200    12644
Bergen Brunswig                       COM   083739102            861   103550SH        Sole                 2000     4100    97450
Billing  Concepts                     COM   090063108            340    52300SH        Sole                 1000             51300
Biochem Pharma                        COM   09058T108            281    12900SH        Sole                                  12900
Boeing                                COM   097023105            912    22000SH        Sole                                  22000
Bristol Myers Squibb                  COM   110122108            558     8700SH        Sole                 4800              3900
Catalina Marketing                    COM   148867104            909     7850SH        Sole                                   7850
Catalytica                            COM   148885106            136    10000SH        Sole                                  10000
Caterpillar                           COM   149123101            396     8416SH        Sole                                   8416
Celgene Corp.                         COM   151020104           2352    33600SH        Sole                 1000             32600
Cerner                                COM   156782104            600    30500SH        Sole                                  30500
Chevron                               COM   166751107           1813    20928SH        Sole                 6775     1325    12828
Chiron                                COM   170040109            729    17199SH        Sole                  950     1600    14649
Cigna                                 COM   125509109           1402    17402SH        Sole                 5100     1600    10702
Cisco Systems                         COM   17275R102            244     2274SH        Sole                          1050     1224
Citigroup                             COM   172967101           1403    25196SH        Sole                 1338     3600    20258
Coca Cola                             COM   191216100            361     6200SH        Sole                  600     1700     3900
Coherent                              COM   192479103            535    20000SH        Sole                                  20000
Comcast Corp-CL A                     COM   200300101            220     4600SH        Sole                                   4600
Comcast Corp-Special Cl A             COM   200300200            345     6832SH        Sole                                   6832
Comverse Technology                   COM   205862402            434     3000SH        Sole                                   3000
Concord EFS                           COM   206197105            606    23549SH        Sole                                  23549
Convergys                             COM   212485106            886    28800SH        Sole                                  28800
Corning Inc                           COM   219350105            387     3000SH        Sole                          3000
Coulter Pharmaceutical                COM   222116105            291    12810SH        Sole                 2570     2200     8040
Dell Computer                         COM   247025109            541    10600SH        Sole                                  10600
Eastman Kodak                         COM   277461109            650     9810SH        Sole                 1535     3350     4925
Emerson Electric                      COM   291011104            218     3800SH        Sole                          1600     2200
Enron Corp                            COM   293561106           1202    27096SH        Sole                10312      400    16384
Ericsson Cl B ADR                     COM   294821400            263     4000SH        Sole                                   4000
Exxon Mobil                           COM   30231G102           3109    38590SH        Sole                 8000     5932    24658
Ford Motor                            COM   345370100           1056    19816SH        Sole                 2300     4900    12616
Frontier Oil Corp                     COM   35914P105             68    10100SH        Sole                 5500              4600
GTE Corp                              COM   362320103            764    10834SH        Sole                  200      700     9934
Geltex Pharmaceuticals                COM   368538104            256    20000SH        Sole                                  20000
General Electric                      COM   369604103          13416    86693SH        Sole                21380    26900    38413
General Instruments                   COM   370120107           1519    17866SH        Sole                  900     3600    13366
Genzyme                               COM   372917104            925    20550SH        Sole                                  20550
Georgia Pacific                       COM   373298108            416     8200SH        Sole                          6000     2200
Gillette                              COM   375766102            220     5338SH        Sole                  900              4438
Guidant                               COM   401698105            677    14400SH        Sole                                  14400
Hadco                                 COM   404681108            541    10600SH        Sole                                  10600
Harbinger                             COM   41145C103           3849   121000SH        Sole                 2600    13700   104700
Hewlett Packard                       COM   428236103           1840    16174SH        Sole                  960     3800    11414
Highwoods Properties                  COM   431284108            400    16925SH        Sole                                  16925
Indigo                                COM   N44495104           1165   365500SH        Sole                39000            326500
Informix                              COM   456779107           1893   165500SH        Sole                14300    13000   138200
Intel                                 COM   458140100           1505    18290SH        Sole                 1000      796    16494
Interpublic Group                     COM   460690100           1401    24280SH        Sole                21614              2666
J P Morgan & Co.                      COM   616880100           1483    11708SH        Sole                          6650     5058
Jefferson-Pilot                       COM   475070108            524     7675SH        Sole                                   7675
Johnson & Johnson                     COM   478160104           1778    19066SH        Sole                 4800      800    13466
Keane                                 COM   486665102            736    22900SH        Sole                 5000             17900
Lilly (Eli)                           COM   532457108           1109    16675SH        Sole                          2000    14675
Lucent Technologies                   COM   549463107           3369    44922SH        Sole                 1736    10808    32378
Martek                                COM   572901106           5575   464557SH        Sole               109942    13000   341615
McGraw Hill                           COM   580645109            738    11980SH        Sole                  400     6400     5180
MediaOne Group                        COM   58440J104           1110    14450SH        Sole                  300     1200    12950
Medtronic                             COM   585055106            510    14000SH        Sole                                  14000
Mentor Graphics                       COM   587200106           1205    91400SH        Sole                 1500             89900
Mercantile Bankshares                 COM   587405101            329    10290SH        Sole                 4945              5345
Merck                                 COM   589331107           3806    56645SH        Sole                 6700    15850    34095
Mercury Interactive                   COM   589405109            392     3630SH        Sole                                   3630
Microsoft                             COM   594918104            419     3588SH        Sole                 1500      488     1600
Microware                             COM   595150103           1328   279500SH        Sole                65100    17000   197400
Motorola                              COM   620076109           3244    22033SH        Sole                 1110     5200    15723
National Data Corp                    COM   635621105            940    27700SH        Sole                                  27700
Norfolk Southern                      COM   655844108            558    27200SH        Sole                 3000    10500    13700
Oracle                                COM   68389X105           3588    32019SH        Sole                  900     3800    27319
PSS World Medical                     COM   69366A100            766    81182SH        Sole                 2700     7500    70982
Paxar                                 COM   704227107            243    28750SH        Sole                                  28750
Paychex                               COM   704326107            514    12850SH        Sole                                  12850
Pfizer                                COM   717081103            425    13093SH        Sole                          1600    11493
Pharmacyclics                         COM   716933106            837    20300SH        Sole                                  20300
Policy Mgmt Sys                       COM   731108106            202     7900SH        Sole                                   7900
Procter & Gamble                      COM   742718109            876     8000SH        Sole                                   8000
Qualcomm                              COM   747525103            352     2000SH        Sole                                   2000
Quintiles Transnational               COM   748767100           1018    54500SH        Sole                                  54500
SBC Communications                    COM   78387G103            888    18217SH        Sole                 2758             15459
Sangstat Medical Corp                 COM   801003104           1859    62500SH        Sole                  800             61700
Santa Cruz Operation                  COM   801833104           3952   130100SH        Sole                 4000            126100
Sap AG                                COM   803054204            573    11000SH        Sole                                  11000
Schering Plough                       COM   806605101           4785   112920SH        Sole                14000    28850    70070
Scientific-Atlanta                    COM   808655104           2193    39249SH        Sole                 1100     3800    34349
Scitex Corp                           COM   809090103           3540   243100SH        Sole                 3000            240100
Sepracor                              COM   817315104           2725    27471SH        Sole                 4400     4900    18171
Shared Medical Sys                    COM   819486101           2022    39691SH        Sole                  675     6400    32616
Shaw Industries                       COM   820286102           4929   317978SH        Sole                73420   110000   134558
Southern Company                      COM   842587107            257    10950SH        Sole                 4200      550     6200
SpectRx                               COM   847635109            418    35000SH        Sole                                  35000
Sterling Software                     COM   859547101            314     9980SH        Sole                          2800     7180
Summit Bancorp                        COM   866005101            711    23225SH        Sole                 9050     9700     4475
Sun Microsystems                      COM   866810104           4057    52386SH        Sole                 3600     9800    38986
Synovus Financial                     COM   87161C105            551    27737SH        Sole                                  27737
Tel Offhsore Trust                    COM   872382106             94    25000SH        Sole                                  25000
Tellabs                               COM   879664100            223     3475SH        Sole                          1125     2350
Texaco                                COM   881694103            294     5416SH        Sole                 1200      250     3966
Transkaryotic Therapies               COM   893735100            231     6000SH        Sole                                   6000
Trimble Navigation LTD                COM   896239100            787    36400SH        Sole                                  36400
Union Pacific                         COM   907818108           1051    24058SH        Sole                 3674     4700    15684
Union Pacific Resources               COM   907834105            460    36071SH        Sole                 2680     8000    25391
United Technologies                   COM   913017109            650    10000SH        Sole                                  10000
Universal Display                     COM   91347P105           1357    81000SH        Sole                                  81000
Viragen                               COM   927638106             25    20500SH        Sole                                  20500
Wachovia Bank                         COM   929771103            635     9342SH        Sole                  200              9142
Warner Lambert                        COM   934488107            220     2685SH        Sole                           950     1735
Wind River Systems                    COM   973149107            293     8000SH        Sole                                   8000
World Access                          COM   98141A101            787    40900SH        Sole                  800             40100
XEIKON NV                             COM   984003103           1064    59100SH        Sole                 1000             58100
Xerox                                 COM   984121103            589    25950SH        Sole                 2650     2200    21100
duPont                                COM   263534109           1263    19175SH        Sole                 6900             12275
Pacific Telesis Fin Pfd 8.50%         PFD   694889205            246    10000SH        Sole                                  10000
Royal Bank of Scotland 8.50% S        PFD   780097853            220    10000SH        Sole                                  10000
National Data Corp                    CONV  635621AA3             90   100000PRN       Sole                                 100000
Universal Display Warrants                                         0    14000SH        Sole                                  14000
REPORT SUMMARY                         127   DATA RECORDS     155121         0   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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